Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Line Items]
Operating lease, expenses	¥ 12,120	$ 1,763	¥ 6,081	¥ 3,113
Bandwidth
Commitments And Contingencies Disclosure [Line Items]
Future minimum payment under non-cancellable purchase commitment payment period	1 year	1 year
Future minimum payment under non-cancellable purchase commitment	¥ 1,744				$ 254
Consulting Service for Lease Term within One Year
Commitments And Contingencies Disclosure [Line Items]
Future minimum payment under non-cancellable purchase commitment payment period	1 year	1 year
Future minimum payment under non-cancellable purchase commitment	¥ 7,008				1,019
Consulting Service for Lease Term within Two Year
Commitments And Contingencies Disclosure [Line Items]
Future minimum payment under non-cancellable purchase commitment payment period	2 years	2 years
Future minimum payment under non-cancellable purchase commitment	¥ 271				$ 39